Future Aircraft Leases Payments - Schedule of Seven Spare Engines Under Operating Leases (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Aircraft 54 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Future commitments of operating leases	$ 1,100,693
Aircraft 54 [member] | Year one [member]
Disclosure of detailed information about property, plant and equipment [line items]
Future commitments of operating leases	245,579
Aircraft 54 [member] | Between one and five years [member]
Disclosure of detailed information about property, plant and equipment [line items]
Future commitments of operating leases	668,403
Aircraft 54 [member] | More than five years [member]
Disclosure of detailed information about property, plant and equipment [line items]
Future commitments of operating leases	186,711
Aircraft Engine 6 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Future commitments of operating leases	48,022
Aircraft Engine 6 [member] | Year one [member]
Disclosure of detailed information about property, plant and equipment [line items]
Future commitments of operating leases	10,131
Aircraft Engine 6 [member] | Between one and five years [member]
Disclosure of detailed information about property, plant and equipment [line items]
Future commitments of operating leases	28,513
Aircraft Engine 6 [member] | More than five years [member]
Disclosure of detailed information about property, plant and equipment [line items]
Future commitments of operating leases	$ 9,378